Employee Benefits Expense and Number of Employees - Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosures
Cloud and software	14,482	16,002	14,991
Services	17,379	14,621	13,868
Research and development	24,872	23,363	20,938
Sales and marketing	23,219	21,977	19,422
General and administration	5,504	5,393	5,024
Infrastructure	3,087	2,827	2,743
SAP Group at period end	88,543	84,183	76,986
Thereof acquisitions	289	209	73
SAP Group (months' end average)	86,999	80,609	75,180
EMEA
Disclosures
Cloud and software	5,869	6,406	6,095
Services	7,536	6,535	6,482
Research and development	11,349	10,525	9,676
Sales and marketing	9,196	8,542	7,683
General and administration	2,676	2,629	2,434
Infrastructure	1,732	1,584	1,535
SAP Group at period end	38,357	36,222	33,906
Thereof acquisitions	149	37	73
SAP Group (months' end average)	37,512	34,932	33,561
Americas
Disclosures
Cloud and software	3,895	4,184	3,920
Services	4,878	4,119	3,812
Research and development	5,250	4,860	4,233
Sales and marketing	9,169	8,999	7,766
General and administration	1,781	1,746	1,653
Infrastructure	855	788	783
SAP Group at period end	25,827	24,696	22,166
Thereof acquisitions	133	172	0
SAP Group (months' end average)	25,459	23,532	21,832
APJ
Disclosures
Cloud and software	4,719	5,412	4,976
Services	4,965	3,967	3,574
Research and development	8,273	7,977	7,029
Sales and marketing	4,854	4,435	3,974
General and administration	1,047	1,018	937
Infrastructure	501	454	425
SAP Group at period end	24,359	23,265	20,914
Thereof acquisitions	7	0	0
SAP Group (months' end average)	24,029	22,145	19,788